SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Net (loss) income attributable to the Company		$ (697,941)	$ (7,081,647)	[1]	$ (9,924,859)	[1]
Weighted average outstanding ordinary shares-Basic		1,910,783	1,585,542	[1]	1,323,537	[1]
-dilutive effect of stock options- employees				[1]		[1]
-dilutive effect of stock options- nonemployees				[1]		[1]
Weighted average outstanding ordinary shares-Diluted		1,910,783	1,585,542	[1]	1,323,537	[1]
Basic	[2]	$ (0.36)	$ (4.47)	[1]	$ (7.50)	[1]
Diluted	[2]	$ (0.36)	$ (4.47)	[1]	$ (7.50)	[1]
Net loss attributable to the Company		$ (232,150)	$ (582,371)		$ (11,762,485)
Basic	[2]	$ (0.12)	$ (0.37)		$ (8.89)
Diluted	[2]	(0.12)	(0.37)		(8.89)
Basic	[2]	(0.24)	(4.10)		1.39
Diluted	[2]	$ (0.24)	$ (4.10)		$ 1.39
Continuing Operations [Member]
Weighted average outstanding ordinary shares-Basic		1,910,783	1,585,542	[1]	1,323,537	[1]
-dilutive effect of stock options- employees				[1]		[1]
-dilutive effect of stock options- nonemployees				[1]		[1]
Weighted average outstanding ordinary shares-Diluted		1,910,783	1,585,542	[1]	1,323,537	[1]
Net loss attributable to the Company		$ (232,150)	$ (582,371)	[1]	$ (11,762,485)	[1]
Basic		$ (0.12)	$ (0.37)	[1]	$ (8.89)	[1]
Diluted		$ (0.12)	$ (0.37)	[1]	$ (8.89)	[1]
Discontinued Operations [Member]
Net (loss) income attributable to the Company		$ (465,791)	$ (6,499,276)	[1]	$ 1,837,626	[1]
Weighted average outstanding ordinary shares-Basic		1,910,783	1,585,542	[1]	1,323,537	[1]
-dilutive effect of stock options- employees				[1]		[1]
-dilutive effect of stock options- nonemployees				[1]		[1]
Weighted average outstanding ordinary shares-Diluted		1,910,783	1,585,542	[1]	1,323,537	[1]
Basic		$ (0.24)	$ (4.10)	[1]	$ 1.39	[1]
Diluted		$ (0.24)	$ (4.10)	[1]	$ 1.39	[1]

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.